Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2025
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets
	As of December 31,
	2024	2025
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	29,762	1,693
Short-term investments	107,878	89,685
Amount due from related parties	—	162
Prepayments and other assets, net	—	1,708
Total current asset	137,640	93,248
Non-current asset
Intangible assets, net	—	233,187
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,714,269	1,704,869
Total non-current asset	1,714,269	1,938,056
Total assets	1,851,909	2,031,304
Liabilities
Current liability
Accrued expenses and other current liabilities	35,478	22,813
Total current liability	35,478	22,813
Total liabilities	35,478	22,813
Shareholders’ equity
Class A ordinary shares	136	2,453
Additional paid-in capital	5,388,038	5,673,411
Accumulated other comprehensive loss	(383,235)	(394,156)
Accumulated deficit	(3,188,508)	(3,273,217)
Total shareholders’ equity	1,816,431	2,008,491
Total liabilities and shareholders’ equity	1,851,909	2,031,304

Schedule of Condensed Statements of Income/(Loss)	Condensed Statements of Income/(Loss)
	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
General and administrative expenses	(10,923)	(30,169)	(61,316)
Total operating expenses	(10,923)	(30,169)	(61,316)
Loss from operations	(10,923)	(30,169)	(61,316)
Equity (loss)/income of subsidiaries and the VIE and VIE’s subsidiaries	(80,934)	58,903	(28,815)
Other income:
Interest (expense)/income, net	(983)	2,185	58
Gain on short-term investments	—	51	5,357
Other income, net	1,730	—	7
(Loss)/income before income tax	(91,110)	30,970	(84,709)
Income tax expense	—	—	—
Net (loss)/income	(91,110)	30,970	(84,709)
Accretion of Redeemable Convertible Preferred Shares	—	—	—
Deemed dividend to preferred shareholder	—	—	—
Net (loss)/income attributable to ordinary shareholders	(91,110)	30,970	(84,709)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows
	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Net cash used in operating activities	(6,797)	(20,302)	(95,859)
Cash flows from investing activities
(Increase)/decrease in investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(142,060)	(62,934)	9,400
Investment in short-term investments	—	(107,878)	(43,908)
Proceeds from redemption of short-term investments	—	—	65,311
Net cash (used in)/provided by investing activities	(142,060)	(170,812)	30,803
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	46,632	88,560	—
Proceeds from issuance of convertible bonds, net of issuance costs	145,064	—	44,696
Proceeds from regular warrants exercised	—	25,313	—
Proceeds from issuance and exercise of pre-funded warrants	—	30,848	—
Net cash provided by financing activities	191,696	144,721	44,696
Effect of exchange rate changes on cash and cash equivalents	(4,319)	14,925	(7,709)
Net increase/(decrease) in cash and cash equivalents	38,520	(31,468)	(28,069)
Cash and cash equivalents at the beginning of the year	22,710	61,230	29,762
Cash and cash equivalents at the end of the year	61,230	29,762	1,693